Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NSGUARD Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Secured guaranteed notes	$ 55,359	$ 58,702
Banker’s letter of guarantee issued	381,297	1,069,169
Gorilla Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	28,755,891
Gorilla Taiwan [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Banker’s letter of guarantee issued	$ 2,242,002	2,236,725
Asteria Corporation [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments [Line Items]
Promissory note outstanding		$ 3,000,000